SHARE REPURCHASE PLAN	12 Months Ended
Dec. 31, 2018
SHARE REPURCHASE PLAN [Abstract]
SHARE REPURCHASE PLAN
18.	SHARE REPURCHASE PLAN

On March 21, 2011, the Board of Directors authorized the Company to repurchase up to $20,000 of its own outstanding ADSs within two years from March 21, 2011. On September 26, 2012, the Board of Directors approved to increase the amount of the share repurchase program to $40,000 of its own outstanding ADS and to extend the termination date of the share repurchase program to March 20, 2014.

Up to December 31, 2018, the Company had repurchased an aggregate of 1,306,486 ADSs from the open market for a total consideration of $17,400, of which 438,137 ADSs had been cancelled and 868,349 ADSs were recorded as treasury stock. As of December 31, 2017 and 2018, accumulated 665,121 and 665,121
ADS of treasury stock have been reissued. On April 11, 2019, upon the execution of Amended and Restated Deposit Agreement which was agreed by Airmedia Group Inc. and JPMorgan Chase Bank, as depositary, 5 original ADSs is combined to 1 new ADS. The Group presents the number of ADSs by retrospectively adjusting to all periods presented. There were no repurchase or cancel of ADSs during the year ended December 31, 2018